Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation

Note 1 - Nature of Operations and Basis of Presentation

Organization and Nature of Operations

Bergio International, Inc. (the “Company”) was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement, the corporation’s name was changed to Bergio International, Inc. On February 19, 2020, the Company changed its state of incorporation to Wyoming. The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered in Fairfield, New Jersey. The Company’s intent is to take advantage of the Bergio brand and establish a chain of retail stores worldwide. The Company’s branded product lines are products and/or collections designed by the Company’s designer and CEO, Berge Abajian, and will be the centerpiece of the Company’s retail stores.

On February 10, 2021, the Company entered into an Acquisition Agreement (“Acquisition Agreement”) with Digital Age Business, Inc., a Florida corporation, (“Digital Age Business”), pursuant to which the shareholders of Digital Age Business agreed to sell all of the assets and liabilities of its Aphrodite’s business to a subsidiary of the Company known as Aphrodite’s Marketing, Inc. (“Aphrodite’s Marketing”), a Wyoming corporation in exchange for Series B Preferred Stock of the Company. The Company owns 51% of Aphrodite’s Marketing.

On July 1, 2021 (“Closing”), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a subsidiary of the Company known as GearBubble Tech, Inc. (“GearBubble Tech”), a Wyoming corporation in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. The Company owns 51% of GearBubble Tech.

On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares.  On April 28, 2022, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 6,000,000,000 shares to 9,000,000,000 shares.

Basis of Presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information, which includes consolidated interim financial statements and present the consolidated interim financial statements of the Company and its wholly-owned and majority-owned subsidiaries as of June 30, 2022. All intercompany transactions and balances have been eliminated. In the opinion of management, all adjustments necessary to present fairly our financial position, results of operations, and cash flows have been made. Those adjustments consist of normal and recurring adjustments. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021, and footnotes thereto included in the Company’s Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 29, 2022 (the “Annual Report”). The results of operations for the six months ended June 30, 2022, are not necessarily indicative of the results to be expected for the full year.

Impact of the COVID-19 Coronavirus

The Company’s operations have been affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, was declared a pandemic by the World Health Organization. The ultimate disruption which may be caused by the outbreak is uncertain; however, it has resulted in a material adverse impact on the Company’s financial position, operations and cash flows. Areas affected include, but are not limited to, disruption to the Company’s customers and revenue, including a significant disruption in consumer demand and accessories, labor workforce, inability of customers to pay outstanding accounts receivable due and owing to the Company as they limit or shut down their businesses, customers seeking relief or extended payment plans relating to accounts receivable due and owing to the Company, unavailability of products and supplies used in operations, and the decline in value of assets held by the Company, including property and equipment. As such, the comparability of the Company’s operating results has been affected by significant adverse impacts related to the COVID-19 pandemic.

The Company has increased its online presence to minimize the impact of having to close its retail stores as well as directing efforts towards its wholesale operations. The Company increase its online presence through its majority-owned subsidiaries, Aphrodite’s Marketing and GearBubble Tech.

Non-controlling Interest in Consolidated Financial Statements

In December 2007, the FASB issued ASC 810-10-65, “Non-controlling Interests in Consolidated Financial Statements, an amendment of Accounting Research Bulletin No. 51” (“SFAS No. 160”). This ASC clarifies that a non-controlling (minority) interest in a subsidiary is an ownership interest in the entity that should be reported as equity in the consolidated financial statements. It also requires consolidated net income to include the amounts attributable to both the parent and non-controlling interest, with disclosure on the face of the consolidated income statement of the amounts attributed to the parent and to the non-controlling interest. In accordance with ASC 810-10- 45-21, those losses attributable to the parent and the non-controlling interest in subsidiaries may exceed their interests in the subsidiary’s equity. The excess and any further losses attributable to the parent and the non-controlling interest shall be attributed to those interests even if that attribution results in a deficit non-controlling interest balance.

On February 9, 2021, the Company entered into an Acquisition Agreement which resulted to the acquisition of 51% interest in Aphrodite’s Marketing. Additionally, on July 1, 2021, the Company entered into a Merger Agreement with GearBubble which resulted to the acquisition of 51% interest in the Merger Sub, GearBubble Tech. As of June 30, 2022, the Company recorded a non-controlling interest balance of $(1,256,088) in connection with the majority-owned subsidiaries, Aphrodite’s Marketing and GearBubble Tech as reflected in the accompanying unaudited condensed consolidated balance sheet and losses attributable to non-controlling interest of $698,616 and $377,152 during the six months ended June 30, 2022 and 2021, respectively as reflected in the accompanying unaudited condensed consolidated statements of operations.

Note 1 - Nature of Operations and Basis of Presentation

Organization and Nature of Operations

Bergio International, Inc. (the “Company”) was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement, the corporation’s name was changed to Bergio International, Inc. On February 19, 2020, the Company changed its state of incorporation to Wyoming. The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered in Fairfield, New Jersey. The Company’s intent is to take advantage of the Bergio brand and establish a chain of retail stores worldwide. The Company’s branded product lines are products and/or collections designed by the Company’s designer and CEO, Berge Abajian, and will be the centerpiece of the Company’s retail stores.

On February 10, 2021, the Company entered into an Acquisition Agreement (“Acquisition Agreement”) with Digital Age Business, Inc., a Florida corporation, (“Digital Age Business”), pursuant to which the shareholders of Digital Age Business agreed to sell all of the assets and liabilities of its Aphrodite’s business to a recently formed Company known as Aphrodite’s Marketing, Inc. (“Aphrodite’s Marketing”), a Wyoming corporation in exchange for newly created Series B Preferred Stock of the Company. The Company owns 51% of Aphrodite’s Marketing (see Note 13).

On July 1, 2021 (“Closing”), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a recently formed subsidiary of the Company known as GearBubble Tech, Inc. (“GearBubble Tech”), a Wyoming corporation in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. The Company owns 51% of GearBubble Tech (see Note 13).

On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation (the “Amendment”). The Amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares.

Basis of Presentation

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the instructions to Form 10-K, and the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) for financial information, which includes the consolidated financial statements of the Company and its wholly-owned and majority-owned subsidiaries as of December 31, 2021. All intercompany transactions and balances have been eliminated. It is management’s opinion that all material adjustments (consisting of normal recurring adjustments) have been made, which are necessary for a fair financial statement presentation.

Impact of the COVID-19 Coronavirus

The Company’s operations have been affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, was declared a pandemic by the World Health Organization. The ultimate disruption which may be caused by the outbreak is uncertain; however, it has resulted in a material adverse impact on the Company’s financial position, operations and cash flows. Areas affected include, but are not limited to, disruption to the Company’s customers and revenue, including a significant disruption in consumer demand and accessories, labor workforce, inability of customers to pay outstanding accounts receivable due and owing to the Company as they limit or shut down their businesses, customers seeking relief or extended payment plans relating to accounts receivable due and owing to the Company, unavailability of products and supplies used in operations, and the decline in value of assets held by the Company, including property and equipment. As such, the comparability of the Company’s operating results has been affected by significant adverse impacts related to the COVID-19 pandemic.

The Company has increased its online presence to minimize the impact of having to close its retail stores as well as directing efforts towards its wholesale operations. The Company increase its online presence through its majority-owned subsidiaries, Aphrodite’s Marketing and GearBubble Tech.

Non-controlling Interest in Consolidated Financial Statements

In December 2007, the FASB issued ASC 810-10-65, “Non-controlling Interests in Consolidated Financial Statements, an amendment of Accounting Research Bulletin No. 51” (“SFAS No. 160”). This ASC clarifies that a non-controlling (minority) interest in a subsidiary is an ownership interest in the entity that should be reported as equity in the consolidated financial statements. It also requires consolidated net income to include the amounts attributable to both the parent and non-controlling interest, with disclosure on the face of the consolidated income statement of the amounts attributed to the parent and to the non-controlling interest. In accordance with ASC 810-10- 45-21, those losses attributable to the parent and the non-controlling interest in subsidiaries may exceed their interests in the subsidiary’s equity. The excess and any further losses attributable to the parent and the non-controlling interest shall be attributed to those interests even if that attribution results in a deficit non-controlling interest balance.

On February 9, 2021, the Company entered into an Acquisition Agreement which resulted to the acquisition of 51% interest in Aphrodite’s Marketing. Additionally, on July 1, 2021, the Company entered into a Merger Agreement with GearBubble which resulted to the acquisition of 51% interest in the Merger Sub, GearBubble Tech. As of December 31, 2021, the Company recorded a non-controlling interest balance of $(557,472) in connection with the majority-owned subsidiaries, Aphrodite’s Marketing and GearBubble Tech as reflected in the accompanying consolidated balance sheet and losses attributable to non-controlling interest of $923,629 and $0 during the years ended December 31, 2021 and 2020, respectively as reflected in the accompanying consolidated statements of operations.